Cover	6 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	PROPANC BIOPHARMA, INC.
Entity Central Index Key	0001517681
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
City Area Code	+61 03
Local Phone Number	9882 0780
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
Contact Personnel Name	James Nathanielsz